Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

8.    Subsequent Events

On July 27, 2020, the Board retroactively approved a Services and Endorsement Agreement (the “Services Agreement”) with Tony Hawk, Inc. (“THI”) pursuant to which Tony Hawk (“Hawk”) shall provide certain marketing services on behalf of the Company.  The Services Agreement has a term commencing as of June 1, 2020 and terminating as of January 31, 2021.  Pursuant to the Services Agreement, we agreed to pay THI a fee of $100,000 in cash, of which $50,000 was paid upon execution of the Services Agreement in June 2020 and $50,000 will be payable upon delivery of certain promotional content.  In addition, pursuant to the Services Agreement, we agreed to issue to THI that number of shares of our Common Stock as is valued at an aggregate of $25,000 as of the date of issuance, and to donate to The Skatepark Project (“TSP”), an affiliate of Hawk, that number of shares of Common Stock as is valued at an aggregate of $25,000 as of the date of issuance. The issuance of the shares to THI and TSP will be made in reliance upon the exemption from registration in Section 4(a)(2) of the Securities Act of 1933, as amended.